ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2016
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Digital TV Holding Co., Ltd. (the "Company" or "CDTV Holding") was incorporated in the Cayman Islands in 2007. The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively, the "Group"), is primarily engaged in providing cable TV value added services which enables cable TV and IPTV network operators to offer diversified TV content services in the People's Republic of China ("PRC").

Prior to December 2016, the Group was also engaged in the installation and integration of conditional access systems ("CA Systems"), subscriber management systems and electronic program guidance systems to cable TV operators and the sale of digital TV intelligent cards ("smart cards") to these operators. These operations were conducted through the Company’s subsidiary, Beijing Super TV Co., Ltd (“Beijing Super TV”) and Beijing Super TV’s wholly owned subsidiary Beijing Novel-Super Digital TV Technology Co., Ltd. (“N-S Digital TV”). Beijing Super TV and N-S Digital TV’s (collectively “Super TV”) operations and cash flows were clearly distinguished, operationally and for financial reporting, from the rest of the Group.

On November 7, 2016 and December 26, 2016, the Group entered into share transfer agreement and supplemental share transfer agreement to dispose Beijing Super TV, including N-S Digital TV, and the sale closed on December 29, 2016 (see Note 3). The sale of Super TV represented a strategic shift and had a major effect on the Group’s result of operations. Accordingly, revenues, costs and expenses related to Super TV have been reclassified in the accompanying consolidated financial statements as discontinued operations for all the periods presented. Assets and liabilities of Super TV as of December 31, 2015 were reclassified separately from other assets and liabilities of the Group on the consolidated balance sheet.

VIE contractual agreements

Since June 2014, N-S Digital TV was a wholly owned subsidiary of Beijing Super TV. Prior to June 2014, the Company entered into a series of contractual agreements among Beijing Super TV, N-S Digital TV, and the nominee owners of N-S Digital TV. According to the contractual arrangements, Beijing Super TV had the power to (1) direct the activities that most significantly affected the economic performance of N-S Digital TV, and (2) receive the economic benefits of N-S Digital TV. Accordingly, N-S Digital TV’s financial results of operations, and assets and liabilities were consolidated in the Company’s consolidated financial statements for periods prior to June 2014.

Pursuant to an agreement dated in June 2014, the contractual agreements among Beijing Super TV, N-S Digital TV and the N-S Digital TV’s nominee owners were terminated, and concurrently, the 100% legal interest of N-S Digital TV were transferred to Beijing Super TV. As a result, N-S Digital TV became a wholly owned subsidiary of Beijing Super TV and continued to be consolidated in the Company’s consolidated financial statements since June 2014, until Super TV was disposed in December 2016.

Beijing Dingyuan Technology Co., Ltd. ("Dingyuan") is a PRC entity held by several nominee shareholders ("Shareholders"), all of which are employees of the Company. Beijing Xinsi Yijia Technology Co., Ltd. ("Xinsi Yijia"), a majority-owned subsidiary of the Company, has entered into a series of contractual agreements with Dingyuan, and the Shareholders. As a result of these contractual agreements, since June 2014, when the Company acquired Xinsi Yijia (see Note 5), the Company (1) had the power to direct the activities that most significantly affected the economic performance of Dingyuan, and (2) received the economic benefits of Dingyuan. A summary of the contractual agreements entered into among Xinsi Yijia, Dingyuan, and the Shareholders is as follows:

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Loan Agreements and Supplemental Agreements to Loan Agreements: Under loan agreements between Xinsi Yijia and the Shareholders, Xinsi Yijia extended loans to the Shareholders for contributing registered capital to Dingyuan. The term of each loan is ten years, which is renewable upon the approval of each party. With consent of Xinsi Yijia, the Shareholders may transfer the equity interests in Dingyuan to any third party, and their obligations under the loan agreements shall be borne by such transferee.

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Equity Pledge Agreements: Pursuant to the equity pledge agreements, each of the Shareholders pledged all of their respective equity interests in Dingyuan to Xinsi Yijia to secure the Shareholders' performance of their respective obligations under the contractual arrangements between the Shareholders and Xinsi Yijia. In addition, each of the Shareholders agreed not to transfer their equity interests in Dingyuan or create, or allow the creation of, any pledge over their respective equity interests in Dingyuan that may affect Xinsi Yijia's interests without Xinsi Yijia's consent. Xinsi Yijia is entitled to receive the dividends on the pledged equity interests during the term of the pledges. The duration of each of the equity pledge agreements is equivalent to the maximum duration of the contractual arrangements between the Shareholders and Xinsi Yijia. The agreements may only be terminated: (i) by Xinsi Yijia in writing; or (ii) upon the fulfillment of the Shareholders' respective obligations under the contractual arrangements between the Shareholders and Xinsi Yijia, which is subject to Xinsi Yijia's written confirmation.

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Powers of Attorney: Each of the Shareholders has executed an irrevocable power of attorney appointing Xinsi Yijia, or any person designated by Xinsi Yijia, as the attorney-in-fact to vote on their respective behalves on all matters of Dingyuan requiring shareholder approval under PRC laws, rules and regulations and the articles of association of Dingyuan. Each power of attorney has a term of ten years, subject to earlier termination in the event of the termination of the relevant loan agreement. The powers of attorney will be automatically renewed upon the extension of the term of the relevant loan agreement.

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Equity Transfer Option Agreement: Under this agreement, the Shareholders jointly granted Xinsi Yijia an exclusive and irrevocable option to purchase all of the equity interests held by them in Dingyuan at any time that Xinsi Yijia deems fit. Xinsi Yijia may purchase these equity interests itself or designate another party to purchase the equity interests.

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Exclusive Technical Support and Related Services Agreement: Dingyuan irrevocably appoints and designates Xinsi Yijia as its exclusive service provider to provide services, including but not limit to technical support, technical training and personnel services to Dingyuan. Service fees are determined based on the content and quality of the services provided by Xinsi Yijia, which could be up to all of Dingyuan’s pre-tax profit. The term of this agreement was 15 years, which is renewable upon the approval of each party.

In making the conclusion that Xinsi Yijia was the primary beneficiary of the VIE, the Company believes Xinsi Yijia's rights under the terms of the equity transfer option agreement had provided it with a substantive kick out right. More specifically, the Company believes the terms of the equity transfer option agreement were valid, binding and enforceable under PRC laws and regulations currently in effect. The Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the option did not represent a financial barrier or disincentive for Xinsi Yijia to exercise its rights under the equity transfer option agreement. In addition, the articles of association of Dingyuan provided that the Shareholders of Dingyuan had the power to, in a shareholders' meeting: (i) approve the operating strategy and investment plan; (ii) elect the members of board of directors and approve their compensation; and (iii) review and approve the annual budget and earnings distribution plan. Consequently, Xinsi Yijia's rights under the powers of attorney have reinforced the Company's abilities to direct the activities most significantly impacting Dingyuan’s economic performance. The Company also believes that this ability to exercise control ensured that Dingyuan would continue to execute and renew service agreements and pay service fees to Xinsi Yijia. By charging service fees in whatever amounts Xinsi Yijia deemed fit, and by ensuring that service agreements were executed and renewed, Xinsi Yijia had the rights to receive substantially all of the economic benefits from Dingyuan.

The following financial statement amounts and balances of the Company’s consolidated VIEs were included in the accompanying consolidated financial statements as of and for the years ended December 31:

	As of December 31,
	2015	2016

Total current assets	$638	$746
Total non-current assets	2	-

Total assets	$640	$746

Total current liabilities	15	123

Total liabilities	$15	$123

	For the years ended December 31,
	2014	2015	2016

Net revenues from continuing operations	$-	$25	$394
Net loss from continuing operations	$(361)	$(137)	$(200)
Net income from discontinued operations	$955	$-	$-

	For the years ended December 31,
	2014	2015	2016

Net cash provided by /(used in) operating activities	$2,897	$63	$(6)
Net cash provided by investing activities	$1,538	$-	$-
Net cash provided by financing activities	$-	$-	$151

In accordance with the contractual agreements, relevant PRC subsidiary of the Company has the power to direct activities of the consolidated VIE, and can have assets transferred out of the Group’s VIE. Therefore, the Company considers that there is no asset in the Group’s VIE that can be used only to settle its obligations. None of the assets of the consolidated VIE have been pledged or collateralized. The creditors of the consolidated VIE do not have recourse to the general credit of the Company and its consolidated subsidiary.

As of December 31, 2016, the Company's subsidiaries and consolidated variable interest entity consist of the following entities:

		Place of incorporation	Percentage of
Subsidiaries	Date of incorporation	/establishment	economic ownership

China Digital TV Technology Co., Ltd. (“CDTV BVI”)	March 9, 2004	BVI	100%
Golden Benefit Technology Limited ("Golden Benefit")	December 6, 2007	Hong Kong	100%
China Super Media Holdings Limited ("CSM Holdings")	February 25, 2008	Hong Kong	100%
Beijing N-S Information Technology Co., Ltd. ("N-S Information Technology")	July 23, 2010	the PRC	100%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	January 19, 2011	the PRC	57.7%
Beijing Joysee Technology Co., Ltd. ("Joysee")	May 13, 2011	the PRC	76.9%
Xinsi Yijia	December 31, 2012	the PRC	57.7%
Beijing Shibo Movie Technology Co., Ltd. ("Shibo Movie")	February 15, 2012	the PRC	100%
Beijing Dagong Technology Co. Ltd. ("Dagong Technology")	December 24, 2015	the PRC	100%
Beijing Novel-Super Media Investment Co., Ltd. ("N-S Media Investment")	December 19, 2007	the PRC	100%
Hubei Shibo Screen Cross Technology Development Co., Ltd. (“Hubei Shibo”)	August 12, 2015	the PRC	65.0%

Variable interest entity

Dingyuan	August 21, 2013	the PRC	57.7%